As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Winslow Green Growth Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.5%
Clean Energy - 3.5%
232,864	Hexcel Corp. (a)	$5,593,393
620,500	Protonex Technology Corp. (a)(b)(c)	–
		5,593,393
Environmental Services - 18.3%
127,058	Clean Harbors, Inc. (a)	6,206,783
56,130	Ecolab, Inc.	3,637,785
86,162	Healthcare Services Group, Inc.	1,970,525
88,230	Stericycle, Inc. (a)	7,986,580
60,907	Tennant Co.	2,608,038
145,311	Verisk Analytics, Inc. (a)	6,918,257
		29,327,968
Green Construction - 8.2%
115,628	Acuity Brands, Inc.	7,318,096
93,700	Johnson Controls, Inc.	2,567,380
176,159	Quanex Building Products Corp.	3,318,836
		13,204,312
Green Transportation - 16.7%
53,799	BorgWarner, Inc. (a)	3,718,049
21,324	Cummins, Inc.	1,966,286
135,640	Hub Group, Inc. (a)	4,025,795
64,416	J.B. Hunt Transport Services, Inc.	3,352,209
356,576	LKQ Corp. (a)	6,596,656
89,962	Wabtec Corp.	7,223,049
		26,882,044
Resource Efficiency - 23.3%
69,245	ANSYS, Inc. (a)	5,082,583
406,462	Applied Micro Circuits Corp. (a)	2,056,698
141,425	ARM Holdings PLC - ADR	3,957,071
139,549	ClickSoftware Technologies Ltd.	1,074,527
67,330	Middleby Corp. (a)	7,786,041
66,484	QUALCOMM, Inc.	4,154,585
72,925	Rockwood Holdings, Inc.	3,398,305
145,449	Trimble Navigation Ltd. (a)	6,932,099
132,262	Volterra Semiconductor Corp. (a)	2,892,570
		37,334,479
Sustainable Living - 19.5%
99,481	Balchem Corp.	3,653,937
8,008	Chipotle Mexican Grill, Inc. (a)	2,542,860
99,816	Church & Dwight Co., Inc.	5,389,066
70,910	Intuit, Inc.	4,175,181
29	OM Foods Ltd. (a)(b)(c)	–
57,729	Sigma-Aldrich Corp.	4,154,756
63,856	Sodastream International Limited (a)	2,501,239
72,154	TJX Cos., Inc.	3,231,778

101,427	Volcano Corp. (a)	2,897,769
32,314	Waters Corp. (a)	2,692,726
		31,239,312
Water Management - 6.0%
61,049	Pall Corp.	3,876,001
128,017	Pentair, Inc.	5,698,037
		9,574,038
Total Common Stocks (Cost $135,381,248)		153,155,546

Warrants - 0.0%
428,346	Capstone Turbine, Expires 9/17/2013 at $1.54 (a)(b)(c)	–
Total Warrants (Cost $0)		–

Short-Term Investments - 4.6%
7,300,572	DWS Cash Account Trust - Government & Agency Securities Portfolio, 0.03% (d)	7,300,572
Total Short-Term Investments (Cost $7,300,572)		7,300,572

Total Investments - 100.1% (Cost $142,681,820)		160,456,118
Liabilities in Excess of Other Assets - (0.1)%		(104,468)
NET ASSETS - 100.0%		$160,351,650

ADR - American Depository Receipt
(a) Non-income producing security.
(b) A portion of these securities are considered illiquid. As of September 30, 2012, the total market value of illiquid securities was $0 or 0.0% of net assets.
(c) Securities are fair valued under the supervision of the Board of Trustees.
(d) Annualized seven-day yield as of September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$143,141,301
Gross unrealized appreciation	23,391,581
Gross unrealized depreciation	(6,076,764)
Net unrealized appreciation	$17,314,817

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at September 30, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$153,155,546	$-	$0	$153,155,546
Warrants	$-	$0	$-	$0
Short-Term Investments	$7,300,572	$-	$-	$7,300,572
Total Investments in Securities	$160,456,118	$0	$0	$160,456,118

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date           11/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Eric W. Falkeis
                  Eric W. Falkeis, President

Date            11/27/2012

By (Signature and Title)*               /s/ Patrick J. Rudnick
                   Patrick J. Rudnick, Treasurer

Date             11/26/2012

•	Print the name and title of each signing officer under his or her signature.